Other Payables And Accruals - Disclosure of Detailed Information About Revenue Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Current Payables And Accruals Current [Abstract]
Amount included in contract liabilities at the beginning of the year	¥ 5,365	¥ 357